KIRKLAND & ELLIS LLP
                PARTNERSHIPS INCLUDING PROFESSIONAL CORPORATIONS



                             200 East Randolph Drive
                             Chicago, Illinois 60601
Nabil Sabki
To Call Writer Directly:              (312) 861-2000                 Facsimile:
(312) 861-2369                                                      312-861-2200
nsabki@kirkland.com

                                 October 2, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Badgley Funds, Inc. (the "Fund")
                           (Registration Nos. 333-51431; 811-8769)

Dear Ladies and Gentlemen:

         In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1993, as amended (the "Act"), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would be filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 10, and (ii) the text of the Fund's Post-Effective Amendment No. 10 was filed electronically on September 27, 2006.

         Please do not hesitate to contact me if you have any questions regarding this letter.

                                                              Very truly yours,

                                                              KIRKLAND & ELLIS

                                                              /s/ Nabil Sabki
                                                              -----------------
                                                              Nabil Sabki